Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

23. Subsequent Events

On March 1, 2013, the Board of Directors of the Company has authorized and approved certain resolutions, pursuant to which:

1.              The vesting schedules of the restricted shares granted to Mr. Jason Nanchun Jiang and companies owned by him are amended and will become vested immediately prior to the closing of the Going Private Transaction (the “Closing Date”), and shall not vest on any scheduled vesting dates otherwise applicable to such restricted shares between the close of business on January 1, 2013 and the vesting of such restricted shares immediately prior to the Closing Date;

2.              The vesting schedules of the restricted shares granted to certain senior management of the Company (the “Senior Management”) are amended in which the restricted shares granted to the Senior Management remain unvested after January 1, 2013 notwithstanding the occurrence of any scheduled vesting dates otherwise applicable to such restricted shares between the close of business of January 1, 2013 and the Closing Date; and such restricted shares will be cancelled at the Closing Date in exchange for restricted share units of the merged entity; and,

3.              Certain provisions in the Company’s share incentive plans and the outstanding grants made thereunder are amended, all award agreements applicable to each of the share incentive plans shall be terminated as of the Closing Date, and all of the Company’s share incentive plans shall be terminated and cease to exist at the Closing Date.

On March 25, 2013, the Company announced and called for an extraordinary general meeting of shareholders to be held on April 29, 2013 for the purpose of voting on the authorization and approval of the merger agreement and the merger. On April 29, 2013, the extraordinary general meeting was held and the Company’s shareholders voted in favour of the proposal to authorize and approve the merger agreement and the merger. Upon completion of the merger, the Company will become a privately held company and its ADSs will no longer be listed on NASDAQ.